LOANS RECEIVABLE AND REVENUE - Allowance For Doubtful Accounts, CSO Guarantee Liability (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses And Guarantor Obligations [Roll Forward]
Balance, beginning of period				$ 81,922				$ 53,942	$ 81,922	$ 53,942
Charge-offs									(642,099)	(486,272)
Recoveries									226,068	201,332
Net charge-offs									(416,031)	(284,940)
Provision for losses	$ 130,678	$ 127,692	$ 86,347	76,883	$ 95,662	$ 95,224	$ 62,258	59,422	421,600	312,566	$ 247,665
Effect of foreign currency translation									(1,487)	354
Balance, end of period	86,004				81,922				86,004	81,922	53,942
Consumer Portfolio Segment | Single-Pay
Financing Receivable, Allowance for Credit Losses And Guarantor Obligations [Roll Forward]
Balance, beginning of period				5,204				5,236	5,204	5,236
Charge-offs									(164,342)	(179,777)
Recoveries									115,118	119,945
Net charge-offs									(49,224)	(59,832)
Provision for losses									48,575	59,806
Effect of foreign currency translation									(366)	(6)
Balance, end of period	4,189				5,204				4,189	5,204	5,236
Consumer Portfolio Segment | Unsecured Installment
Financing Receivable, Allowance for Credit Losses And Guarantor Obligations [Roll Forward]
Balance, beginning of period				56,098				31,642	56,098	31,642
Charge-offs									(307,229)	(220,936)
Recoveries									52,516	45,454
Net charge-offs									(254,713)	(175,482)
Provision for losses									247,903	199,589
Effect of foreign currency translation									10	349
Balance, end of period	49,298				56,098				49,298	56,098	31,642
Consumer Portfolio Segment | Secured Installment
Financing Receivable, Allowance for Credit Losses And Guarantor Obligations [Roll Forward]
Balance, beginning of period				14,194				11,885	14,194	11,885
Charge-offs									(51,465)	(40,556)
Recoveries									13,374	13,911
Net charge-offs									(38,091)	(26,645)
Provision for losses									36,513	28,954
Effect of foreign currency translation									0	0
Balance, end of period	12,616				14,194				12,616	14,194	11,885
Consumer Portfolio Segment | Open-End
Financing Receivable, Allowance for Credit Losses And Guarantor Obligations [Roll Forward]
Balance, beginning of period				6,426				5,179	6,426	5,179
Charge-offs									(113,150)	(39,752)
Recoveries									41,457	18,734
Net charge-offs									(71,693)	(21,018)
Provision for losses									86,299	22,254
Effect of foreign currency translation									(1,131)	11
Balance, end of period	19,901				6,426				19,901	6,426	5,179
Consumer Portfolio Segment | Other
Financing Receivable, Allowance for Credit Losses And Guarantor Obligations [Roll Forward]
Balance, beginning of period				$ 0				$ 0	0	0
Charge-offs									(5,913)	(5,251)
Recoveries									3,603	3,288
Net charge-offs									(2,310)	(1,963)
Provision for losses									2,310	1,963
Effect of foreign currency translation									0	0
Balance, end of period	$ 0				$ 0				$ 0	$ 0	$ 0